Employees Benefit Expenses - Schedule of Employees Benefit Expenses (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	RM 8,859,937	$ 2,103,149	RM 7,064,194
Defined contribution plans	468,993	111,328	593,912
Share-based compensation awards	1,644,554	390,380
Directors’ fees	14,748,787	3,501,030	10,672,584	$ 2,262,483
Other short-term benefits	37,242	8,841	47,320
Total	RM 25,759,513	$ 6,114,728	RM 18,378,010